COLUMBIA FUNDS SERIES TRUST I

Columbia Bond Fund

(the “Fund”)

Supplement dated August 30, 2012 to the

Prospectuses dated August 1, 2012

Portfolio Manager Change

Alexander Powers, a portfolio manager of the Fund, has announced that he plans to retire from Columbia Management Investment Advisers, LLC, the Fund’s investment manager, in January 2013. Until then, Mr. Powers will continue to serve as the lead portfolio manager of the Fund with the co-managers of the Fund, Carl Pappo and Michael Zazzarino. Effective on Mr. Powers’ retirement, Mr. Pappo will become lead portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

C-1176-3 A (8/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Intermediate Bond Fund

(the “Fund”)

Supplement dated August 30, 2012 to the

Prospectuses dated August 1, 2012

Portfolio Manager Change

Alexander Powers, a portfolio manager of the Fund, has announced that he plans to retire from Columbia Management Investment Advisers, LLC, the Fund’s investment manager, in January 2013. Until then, Mr. Powers will continue to serve as a portfolio manager of the Fund with Carl Pappo, Brian Lavin and Michael Zazzarino.

Shareholders should retain this Supplement for future reference.

C-1186-3 A (8/12)

COLUMBIA FUNDS SERIES TRUST I

Active Portfolios® Multi-Manager Core Plus Bond Fund

(the “Fund”)

Supplement dated August 30, 2012 to the

Prospectus dated March 14, 2012

Portfolio Manager Change

Alexander Powers, a portfolio manager of the Fund, has announced that he plans to retire from Columbia Management Investment Advisers, LLC, the Fund’s investment manager, in January 2013. Until then, Mr. Powers will continue to serve as a portfolio manager of the Fund’s sleeve managed by Columbia Management Investment Advisers, LLC with Brian Lavin, Carl Pappo and Michael Zazzarino.

Shareholders should retain this Supplement for future reference.

C-1861-1 A (8/12)